RESTATED AND AMENDED FINANCIAL STATEMENTS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Accounting, audit, and legal	$ 124,980	$ 82,475	$ 105,652
Accretion expenses	146,624	7,039	0
Interest and bank charges	58,470	198,658	30,669
Foreign exchange (loss) gain	48,045	37,682	40,723
Change in fair value on derivative instruments	$ (1,067,076)	$ 534,118	$ 0
Loss per share, basic and diluted	$ 0.01	$ 0.01	$ 0.01
Previously Reported
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Accounting, audit, and legal		$ 100,144
Accretion expenses		0
Interest and bank charges		189,375
Foreign exchange (loss) gain		(26,711)
Change in fair value on derivative instruments		$ 0
Loss per share, basic and diluted		$ 0.01
Adjustments
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Accounting, audit, and legal		$ (17,669)
Accretion expenses		7,039
Interest and bank charges		(283)
Foreign exchange (loss) gain		64,393
Change in fair value on derivative instruments		$ 534,118
Loss per share, basic and diluted		$ (.00)